Tax charge - 2019 and 2018 actual tax rate of relevant business operations (Details)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of income taxes [Line Items]
Tax rate on adjusted operating profit (loss)	15.00%	15.00%	15.00%
Tax rate on profit (loss) before tax	(2.00%)	(2.00%)	16.00%
Unallocated to a segment (Other operations)
Disclosure of income taxes [Line Items]
Tax rate on adjusted operating profit (loss)	1.00%	10.00%	14.00%
Tax rate on profit (loss) before tax	1.00%	10.00%	13.00%
Asia | Operating segments
Disclosure of income taxes [Line Items]
Tax rate on adjusted operating profit (loss)	13.00%	13.00%	14.00%
Tax rate on profit (loss) before tax	11.00%	11.00%	17.00%
US | Operating segments
Disclosure of income taxes [Line Items]
Tax rate on adjusted operating profit (loss)	11.00%	14.00%	16.00%
Tax rate on profit (loss) before tax	65.00%	48.00%	15.00%